CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Revenues	$ 9,805,037	$ 10,101,647	$ 11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Gross profit	2,240,415	2,314,930	2,359,672
Operating expenses:
Selling and marketing	(1,015,819)	(385,513)	(606,927)
General and administrative	(9,230,797)	(703,233)	(798,233)
Impairment of intangible asset	(1,250,000)	0	0
Research and development	(1,678,110)	(2,515,015)	(567,809)
Total operating expenses	(13,174,726)	(3,603,761)	(1,972,969)
(Loss) income from operations	(10,934,311)	(1,288,831)	386,703
Other income (expense):
Financial (expense) income, net	(147,900)	209	(4,558)
Gain on acquisition of a subsidiary	139,724
Gain on fair value change of derivative liability	33,348
Other (expense) income, net	(43,993)	(14,791)	37,415
Total other (expenses) income, net	(18,821)	(14,582)	32,857
(Loss) income before income taxes	(10,953,132)	(1,303,413)	419,560
Income tax benefit (expense)	86,736	(86,311)	(257,331)
Net (loss) income	(10,866,396)	(1,389,724)	162,229
Less: net loss (income) attributable to non-controlling interests	41,814	(88,089)
Net Income (Loss)	(10,824,582)	(1,477,813)	162,229
Other comprehensive loss
Foreign currency translation adjustments	(18,522)	66,618	(29,439)
Comprehensive (loss) income	(10,884,918)	(1,323,106)	132,790
Less: Comprehensive loss (income) attributable to non-controlling interests	41,814	(88,089)
Comprehensive (loss) income attributable to shareholders	$ (10,843,104)	$ (1,411,195)	$ 132,790
Net (loss) earnings per share
Basic (in dollars per share)	$ (0.6)	$ (0.09)	$ 0.01
Diluted (in dollars per share)	$ (0.6)	$ (0.09)	$ 0.01
Weighted average number of shares outstanding
Basic (in shares)	17,992,169	15,760,000	15,020,822
Diluted (in shares)	17,992,169	15,760,000	15,020,822